Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member]	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Condensed Income Statements, Captions [Line Items]
Operating expenses	$ (856,149)	$ (110,047)	$ (58,029)	$ (28,673)
Other income (expenses)
Bank interest income	7,098	912
Other expense	(19,118)	(2,457)
Total other income (expenses), net	(12,020)	(1,545)
Loss before income tax expenses	(868,169)	(111,592)	(58,029)	(28,673)
Income tax expenses
Net loss	$ (868,169)	$ (111,592)	$ (58,029)	$ (28,673)